STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Aerospace & Defense - 2.3%
BWX Technologies, Inc.	226	$21,644
Curtiss-Wright Corp.	94	23,821
General Dynamics Corp.	593	170,244
HEICO Corp.	104	21,570
HEICO Corp. - Class A	186	30,848
Huntington Ingalls Industries, Inc.	97	26,862
L3Harris Technologies, Inc.	467	99,961
Lockheed Martin Corp.	598	278,029
Northrop Grumman Corp.	336	162,970
		835,949

Agricultural & Farm Machinery - 0.1%
Toro Co.	255	22,335

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	358	39,849
United Parcel Service, Inc. - Class B	1,790	263,989
		303,838

Application Software - 1.5%
Intuit, Inc.	673	421,042
Roper Technologies, Inc.	263	134,514
		555,556

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	250	102,948
BlackRock, Inc.	339	255,823
SEI Investments Co.	275	18,136
		376,907

Biotechnology - 3.0%
AbbVie, Inc.	4,366	710,086
Amgen, Inc.	1,323	362,423
		1,072,509

Broadline Retail - 0.0%(a)
Dillard's, Inc. - Class A	7	3,066

Building Products - 1.3%
A.O. Smith Corp.	302	25,018
Advanced Drainage Systems, Inc.	188	29,516
Allegion PLC	216	26,257
Armstrong World Industries, Inc.	108	12,407
Carlisle Cos., Inc.	119	46,202

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Building Products - 1.3% (Continued)
Lennox International, Inc.	79	$36,610
Masco Corp.	554	37,921
Owens Corning	218	36,670
Trane Technologies PLC	562	178,345
UFP Industries, Inc.	147	16,567
		445,513

Cable & Satellite - 0.0%(a)
Sirius XM Holdings, Inc.	1,466	4,310

Capital Markets - 0.1%
FactSet Research Systems, Inc.	94	39,188

Cargo Ground Transportation - 0.4%
JB Hunt Transport Services, Inc.	202	32,839
Landstar System, Inc.	88	15,348
Old Dominion Freight Line, Inc.	488	88,675
		136,862

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	167	21,543

Commodity Chemicals - 0.0%(a)
Westlake Corp.	84	12,378

Communications Equipment - 0.4%
Motorola Solutions, Inc.	409	138,712

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	87	26,919
Quanta Services, Inc.	355	91,788
		118,707

Construction Machinery & Heavy Transportation Equipment - 1.5%
Caterpillar, Inc.	1,258	420,888
Cummins, Inc.	350	98,872
Oshkosh Corp.	147	16,504
		536,264

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	152	89,235
Vulcan Materials Co.	322	82,957
		172,192

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Consumer Electronics - 0.2%
Garmin Ltd.	380	$54,899

Consumer Finance - 0.2%
Discover Financial Services	614	77,812

Consumer Staples Distribution & Retail - 0.2%
Sysco Corp.	1,218	90,522

Consumer Staples Merchandise Retail - 2.9%
Costco Wholesale Corp.	1,096	792,299
Dollar General Corp.	542	75,441
Target Corp.	1,140	183,517
		1,051,257

Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	289	55,896
Genpact Ltd.	410	12,603
SS&C Technologies Holdings, Inc.	532	32,925
		101,424

Distributors - 0.2%
Genuine Parts Co.	340	53,452
Pool Corp.	93	33,715
		87,167

Diversified Banks - 0.1%
First Citizens BancShares, Inc. - Class A	26	43,856

Electric Utilities - 1.0%
Alliant Energy Corp.	624	31,075
IDACORP, Inc.	107	10,141
NextEra Energy, Inc.	5,006	335,252
		376,468

Electrical Components & Equipment - 0.3%
Hubbell, Inc.	132	48,909
Rockwell Automation, Inc.	283	76,681
		125,590

Electronic Components - 0.5%
Amphenol Corp. - Class A	1,473	177,894
Littelfuse, Inc.	61	14,069
		191,963

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	393	$16,325

Electronic Manufacturing Services - 0.3%
TE Connectivity Ltd.	763	107,949

Environmental & Facilities Services - 0.9%
Republic Services, Inc.	506	97,000
Tetra Tech, Inc.	131	25,508
Waste Management, Inc.	995	206,980
		329,488

Financial Exchanges & Data - 3.0%
Cboe Global Markets, Inc.	260	47,099
CME Group, Inc.	887	185,951
Intercontinental Exchange, Inc.	1,406	181,037
MarketAxess Holdings, Inc.	92	18,408
Moody's Corp.	389	144,058
Morningstar, Inc.	66	18,655
MSCI, Inc.	190	88,500
Nasdaq, Inc.	986	59,012
S&P Global, Inc.	783	325,595
		1,068,315

Food Products - 0.1%
Lamb Weston Holdings, Inc.	355	29,586

Food Retail - 0.1%
Casey's General Stores, Inc.	91	29,082

Footwear - 0.8%
Nike, Inc. - Class B	2,971	274,104

Ground Transportation - 0.4%
CSX Corp.	4,877	162,014

Health Care Equipment - 0.8%
Medtronic PLC	3,290	263,989
Steris PLC	244	49,913
		313,902

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	4,275	453,021
Stryker Corp.	843	283,670
		736,691

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Health Care Services - 0.2%
Chemed Corp.	37	$21,016
Quest Diagnostics, Inc.	276	38,138
		59,154

Health Care Supplies - 0.0%(a)
Dentsply Sirona, Inc.	520	15,605

Home Improvement Retail - 3.2%
Home Depot, Inc.	2,462	822,849
Lowe's Cos., Inc.	1,416	322,834
		1,145,683

Homebuilding - 0.4%
DR Horton, Inc.	721	102,735
PulteGroup, Inc.	530	59,053
		161,788

Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	157	45,024

Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	2,744	242,817

Household Products - 2.6%
Procter & Gamble Co.	5,821	949,987

Human Resource & Employment Services - 0.7%
Automatic Data Processing, Inc.	1,013	245,035
Robert Half, Inc.	231	15,971
		261,006

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	1,628	313,764

Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	548	129,514
Linde PLC	1,196	527,389
		656,903

Industrial Machinery & Supplies & Components - 1.8%
Donaldson Co., Inc.	272	19,638
Graco, Inc.	413	33,123
IDEX Corp.	187	41,226
Illinois Tool Works, Inc.	711	173,561
ITT, Inc.	202	26,127

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.8% (Continued)
Lincoln Electric Holdings, Inc.	141	$30,954
Nordson Corp.	126	32,532
Parker-Hannifin Corp.	316	172,191
Snap-on, Inc.	128	34,299
Watts Water Technologies, Inc. - Class A	67	13,297
Xylem, Inc.	595	77,767
		654,715

Insurance Brokers - 1.6%
Aon PLC - Class A	478	134,800
Arthur J Gallagher & Co.	530	124,386
Brown & Brown, Inc.	578	47,130
Marsh & McLennan Cos., Inc.	1,215	242,307
Willis Towers Watson PLC	255	64,041
		612,664

Investment Banking & Brokerage - 1.2%
Evercore, Inc. - Class A	86	15,609
Goldman Sachs Group, Inc.	803	342,648
Houlihan Lokey, Inc.	128	16,319
Raymond James Financial, Inc.	465	56,730
		431,306

IT Consulting & Other Services - 0.1%
Amdocs Ltd.	272	22,845

Leisure Products - 0.0%(a)
Brunswick Corp.	168	13,548

Life & Health Insurance - 0.1%
Globe Life, Inc.	201	15,310
Primerica, Inc.	86	18,220
		33,530

Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	722	98,943
Danaher Corp.	1,670	411,855
Thermo Fisher Scientific, Inc.	951	540,853
West Pharmaceutical Services, Inc.	182	65,061
		1,116,712

Managed Health Care - 4.1%
Elevance Health, Inc.	580	306,576
Humana, Inc.	299	90,325

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Managed Health Care - 4.1% (Continued)
UnitedHealth Group, Inc.	2,283	$1,104,287
		1,501,188

Metals & Mining - 0.0%(a)
Royal Gold, Inc.	149	17,899

Multi-Utilities - 0.2%
WEC Energy Group, Inc.	779	64,377

Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	46	26,510

Oil & Gas Storage & Transportation - 0.3%
Williams Cos., Inc.	3,001	115,118

Other Specialty Retail - 0.3%
Dick's Sporting Goods, Inc.	135	27,127
Tractor Supply Co.	267	72,912
		100,039

Packaged Foods & Meats - 1.0%
Hershey Co.	365	70,781
Lancaster Colony Corp.	41	7,823
McCormick & Co., Inc.	612	46,549
Mondelez International, Inc. - Class A	3,356	241,430
		366,583

Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	198	43,021
Packaging Corp. of America	218	37,710
		80,731

Pharmaceuticals - 9.7%
Eli Lilly & Co.	2,101	1,641,092
Johnson & Johnson	5,903	853,515
Merck & Co., Inc.	6,247	807,237
Zoetis, Inc.	1,136	180,897
		3,482,741

Professional Services - 0.3%
Paychex, Inc.	795	94,454

Property & Casualty Insurance - 0.7%
Allstate Corp.	635	107,988
Cincinnati Financial Corp.	380	43,962

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 0.7% (Continued)
Erie Indemnity Co. - Class A	62	$23,725
Kinsale Capital Group, Inc.	54	19,616
Selective Insurance Group, Inc.	136	13,824
W R Berkley Corp.	473	36,407
		245,522

Publishing - 0.0%(a)
New York Times Co. - Class A	384	16,524

Rail Transportation - 1.3%
Norfolk Southern Corp.	556	128,058
Union Pacific Corp.	1,484	351,945
		480,003

Regional Banks - 0.1%
Commerce Bancshares, Inc.	272	14,872
Cullen/Frost Bankers, Inc.	135	14,086
First Financial Bankshares, Inc.	310	9,164
		38,122

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	316	46,663
Jacobs Solutions, Inc.	309	44,351
		91,014

Restaurants - 1.8%
Domino's Pizza, Inc.	86	45,517
McDonald's Corp.	1,795	490,107
Wingstop, Inc.	72	27,705
Yum! Brands, Inc.	693	97,886
		661,215

Semiconductor Materials & Equipment - 2.6%
Applied Materials, Inc.	2,052	407,630
KLA Corp.	334	230,223
Lam Research Corp.	324	289,789
		927,642

Semiconductors - 6.4%
Broadcom, Inc.	1,136	1,477,107
Microchip Technology, Inc.	1,312	120,678
Monolithic Power Systems, Inc.	114	76,304
NXP Semiconductors NV	637	163,193

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Semiconductors - 6.4% (Continued)
Texas Instruments, Inc.	2,246	$396,239
Universal Display Corp.	109	17,220
		2,250,741

Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	1,223	245,346
Skyworks Solutions, Inc.	395	42,103
		287,449

Soft Drinks & Non-alcoholic Beverages - 1.7%
PepsiCo, Inc.	3,398	597,742

Specialized Consumer Services - 0.1%
Service Corp. International	328	23,521

Specialty Chemicals - 0.9%
Ashland, Inc.	100	9,533
Celanese Corp.	268	41,167
PPG Industries, Inc.	583	75,207
RPM International, Inc.	315	33,677
Sherwin-Williams Co.	582	174,373
		333,957

Steel - 0.1%
Reliance, Inc.	141	40,146

Systems Software - 6.1%
Dolby Laboratories, Inc. - Class A	133	10,329
Microsoft Corp.	4,435	1,726,679
Oracle Corp.	3,953	449,654
		2,186,662

Technology Distributors - 0.2%
CDW Corp.	331	80,056

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	10,654	1,814,697

Trading Companies & Distributors - 0.7%
Fastenal Co.	1,414	96,067
Watsco, Inc.	83	37,161
WW Grainger, Inc.	111	102,270
		235,498

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 96.8% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 5.6%
Jack Henry & Associates, Inc.	179	$29,122
Mastercard, Inc. - Class A	2,051	925,411
Visa, Inc. - Class A	3,893	1,045,699
		2,000,232

Water Utilities - 0.2%
American Water Works Co., Inc.	481	58,836
Essential Utilities, Inc.	621	22,716
		81,552
TOTAL COMMON STOCKS (Cost $31,398,044)		35,043,229

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Agree Realty Corp.	220	12,588
American Tower Corp.	1,151	197,465
Crown Castle, Inc.	1,070	100,344
CubeSmart	512	20,705
EastGroup Properties, Inc.	113	17,556
Equinix, Inc.	232	164,978
Equity LifeStyle Properties, Inc.	410	24,719
Extra Space Storage, Inc.	518	69,558
First Industrial Realty Trust, Inc.	299	13,581
Invitation Homes, Inc.	1,415	48,393
Mid-America Apartment Communities, Inc.	287	37,310
National Storage Affiliates Trust	185	6,482
Prologis, Inc.	2,281	232,776
Rexford Industrial Realty, Inc.	520	22,261
Sun Communities, Inc.	304	33,841
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,124,605)		1,002,557

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(b)	147,271	147,271
TOTAL SHORT-TERM INVESTMENTS (Cost $147,271)		147,271

TOTAL INVESTMENTS - 100.0% (Cost $32,669,920)		$36,193,057
Other Assets in Excess of Liabilities - 0.0%(a)		17,079
TOTAL NET ASSETS - 100.0%		$36,210,136
Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 1000 DIVIDEND GROWTH ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE 1000 DIVIDEND GROWTH ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$35,043,229	$—	$—	$35,043,229
Real Estate Investment Trusts	1,002,557	—	—	1,002,557
Money Market Funds	147,271	—	—	147,271
Total Investments in Securities	$36,193,057	$—	$—	$36,193,057
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024, the Strive 1000 Dividend Growth ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.